7. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding	6,940,000	6,245,000	6,055,000
Options Outstanding, granted	183,000	1,840,000	1,310,000
Options Outstanding, exercised	0	0	0
Options Outstanding, expired or cancelled	(200,000)	(1,145,000)	(1,120,000)
Options Outstanding	6,923,000	6,940,000	6,245,000
Options Exercisable	6,940,000	6,245,000	6,055,000
Options Exercisable, granted	183,000	1,840,000	1,310,000
Options Exercisable, exercised	0	0	0
Options Exercisable, expired or cancelled	(200,000)	(1,145,000)	(1,120,000)
Options Exercisable	6,923,000	6,940,000	6,245,000
Weighted average exercise price	$ 0.12	$ 0.12	$ 0.15
Weighted average exercise price, options granted	0.05	0.10	0.10
Weighted average exercise price, options exercised	0	0	0
Weighted average exercise price, options expired or cancelled	0.165	0.10	0.25
Weighted average exercise price	$ 0.12	$ 0.12	$ 0.12
Option 1
Expiry Date	Mar. 03, 2019
Optiion Exercise Price	$ 0.165
Number of Options	200,000
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	(200,000)
Stock Options, Balance	0
Option 2
Expiry Date	Jul. 15, 2020
Optiion Exercise Price	$ 0.10
Number of Options	2,015,000
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	2,015,000
Option 3
Expiry Date	Sep. 26, 2021
Optiion Exercise Price	$ 0.18
Number of Options	1,575,000
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	1,575,000
Option 4
Expiry Date	Apr. 26, 2022
Optiion Exercise Price	$ 0.10
Number of Options	1,310,000
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	1,310,000
Option 5
Expiry Date	Mar. 14, 2023
Optiion Exercise Price	$ 0.10
Number of Options	1,800,000
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	1,800,000
Option 6
Expiry Date	Mar. 26, 2023
Optiion Exercise Price	$ 0.10
Number of Options	40,000
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	40,000
Option 7
Expiry Date	Jan. 07, 2024
Optiion Exercise Price	$ 0.05
Number of Options	0
Options Granted	183,000
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	183,000
Option 8
Expiry Date		Oct. 16, 2018
Optiion Exercise Price		$ 0.10
Number of Options		1,145,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		(1,145,000)
Stock Options, Balance		0
Option 9
Expiry Date		Mar. 03, 2019
Optiion Exercise Price		$ 0.165
Number of Options		200,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		200,000
Option 10
Expiry Date		Jul. 15, 2020
Optiion Exercise Price		$ 0.10
Number of Options		2,015,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		2,015,000
Option 11
Expiry Date		Sep. 26, 2021
Optiion Exercise Price		$ 0.18
Number of Options		1,575,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		1,575,000
Option 12
Expiry Date		Apr. 26, 2022
Optiion Exercise Price		$ 0.10
Number of Options		1,310,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		1,310,000
Option 13
Expiry Date		Mar. 14, 2023
Optiion Exercise Price		$ 0.10
Number of Options		0
Options Granted		1,800,000
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		1,800,000
Option 14
Expiry Date		Mar. 26, 2023
Optiion Exercise Price		$ 0.10
Number of Options		0
Options Granted		40,000
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		40,000
Option 15
Expiry Date			Jan. 27, 2017
Optiion Exercise Price			$ 0.30
Number of Options			100,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			(100,000)
Stock Options, Balance			0
Option 16
Expiry Date			Apr. 10, 2017
Optiion Exercise Price			$ 0.30
Number of Options			720,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			(720,000)
Stock Options, Balance			0
Option 17
Expiry Date			Jul. 15, 2017
Optiion Exercise Price			$ 0.10
Number of Options			300,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			(300,000)
Stock Options, Balance			0
Option 18
Expiry Date			Oct. 16, 2018
Optiion Exercise Price			$ 0.10
Number of Options			1,145,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			1,145,000
Option 19
Expiry Date			Mar. 03, 2019
Optiion Exercise Price			$ 0.165
Number of Options			200,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			200,000
Option 20
Expiry Date			Jul. 15, 2020
Optiion Exercise Price			$ 0.10
Number of Options			2,015,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			2,015,000
Option 21
Expiry Date			Sep. 26, 2021
Optiion Exercise Price			$ 0.18
Number of Options			1,575,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			1,575,000
Option 22
Expiry Date			Apr. 26, 2022
Optiion Exercise Price			$ 0.10
Number of Options			0
Options Granted			1,310,000
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			1,310,000